UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21630

                            NT Alpha Strategies Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

         Joseph W. McInerney, President and Principal Executive Officer
                            NT Alpha Strategies Fund
                         300 Atlantic Street, Suite 400
                               Stamford, CT 06901
                     -------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000
                                                           ---------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2005
                                             -----------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

NT ALPHA STRATEGIES FUND
===============================================================================
SCHEDULE OF INVESTMENTS
===============================================================================
NT ALPHA STRATEGIES FUND

                                                                    FAIR
                                                                   VALUE
                                                               (ROUNDED TO
                                                                THOUSANDS)
============================================================================
SUB-FUNDS - 82.4%
============================================================================
COMMODITY TRADING ADVISOR - 5.5%
(COST $4,725,000)
     Cornerstone International Value Fund, LLC                    $1,810,000
     Rotella Polaris Fund, LLC                                     3,153,000
----------------------------------------------------------------------------
                                                                   4,963,000
----------------------------------------------------------------------------
CONVERTIBLE BOND ARBITRAGE - 1.9%
(COST $1,726,000)
     Quattro Domestic Fund, L.P.                                   1,748,000
----------------------------------------------------------------------------
EQUITY MARKET NEUTRAL - 9.0%
(COST $7,600,000)
     Loomis Sayles Consumer Discretionary Hedge
      Fund, L.P.                                                   2,797,000
     O'Connor Global Fundamental Long/Short, LLC                   3,274,000
     Temujin Fund, L.P.                                            2,131,000
----------------------------------------------------------------------------
                                                                   8,202,000
----------------------------------------------------------------------------
FIXED INCOME ARBITRAGE - 8.6%
(COST $8,450,000)
     Burnaby Catastrophe Fund, L.P.                                1,160,000
     Carrington Investment Partners (US), L.P.                     2,293,000
     Nephila Catastrophe Fund, L.P.                                2,210,000
     Parkcentral Global, L.P.                                      2,138,000
----------------------------------------------------------------------------
                                                                   7,801,000
----------------------------------------------------------------------------
GLOBAL MACRO - 9.4%
(COST $7,850,000)
     Everest Capital Frontier, L.P.                                2,927,000
     Galtere International Master Fund, L.P.                       2,735,000
     Third Wave Global Macro Fund, L.P.                            2,882,000
----------------------------------------------------------------------------
                                                                   8,544,000
----------------------------------------------------------------------------
NON-US EQUITY HEDGE - 10.8%
(COST $8,808,000)
     Hilldale Canadian Long/Short Equity
      Fund, LLC, Class B                                           2,117,000
     Pegasus Leveraged Fund Ltd.                                   2,947,000
     The Greater Asian Hedge Fund Ltd.                             2,391,000
     Zebedee European Fund, L.P.                                   2,406,000
----------------------------------------------------------------------------
                                                                   9,861,000
----------------------------------------------------------------------------

                                                                     FAIR
                                                                     VALUE
                                                                  (ROUNDED TO
                                                                   THOUSANDS)
============================================================================
SUB-FUNDS - 82.4% -  CONTINUED
============================================================================
RELATIVE VALUE ARBITRAGE - 10.5%
(COST $9,300,000)
     Forest Multi-Strategy Fund LLC                               $3,419,000
     OTA Multi-Strategy Fund, L.P.                                 3,209,000
     TCM Spectrum Fund (QP), L.P.                                  2,871,000
----------------------------------------------------------------------------
                                                                   9,499,000
----------------------------------------------------------------------------
SHORT BIAS - 1.7%
(COST $1,500,000)
     Perennial Investors (QP), L.P.                                1,587,000
----------------------------------------------------------------------------
SPECIAL SITUATIONS - 12.5%
(COST $10,050,000)
     Courage Special Situations Fund, L.P.,
      Class B&C                                                    3,702,000
     DDJ October Fund, L.P.                                        3,864,000
     York Distressed Opportunities Fund, L.P.                      3,799,000
----------------------------------------------------------------------------
                                                                  11,365,000
----------------------------------------------------------------------------
STATISTICAL ARBITRAGE - 3.2%
(COST $2,698,000)
     AQR Global Stock Selection Institutional
      Fund, L.P.                                                   2,919,000
----------------------------------------------------------------------------
US EQUITY HEDGE - 9.3%
(COST $7,569,000)
     Alydar QP Fund, L.P.                                          1,989,000
     CCM Small Cap Value Qualified Fund, L.P.                      1,082,000
     Heirloom Qualified Partners, L.P.                             2,468,000
     Stadia Capital Partners (QP), L.P.                            2,875,000
----------------------------------------------------------------------------
                                                                   8,414,000
============================================================================
TOTAL SUB-FUNDS
============================================================================
(COST $70,276,000)                                                74,903,000


NT ALPHA STRATEGIES FUND  1  QUARTERLY REPORT

===============================================================================
                                                  DECEMBER 31, 2005 (UNAUDITED)
===============================================================================


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
============================================================================
CASH EQUIVALENT - 2.6%
============================================================================
Skandinaviska Enskildabanken, Grand Cayman,
     Eurodollar Time Deposit,
     4.19%, 1/3/06                               $2,356,000       $2,356,000
============================================================================
TOTAL CASH EQUIVALENT
(COST $2,356,000)                                                  2,356,000
============================================================================
TOTAL INVESTMENTS - 85.0%
============================================================================
(COST $72,632,000)                                                77,259,000
     Other Assets less Liabilities - 15.0%                        13,622,000
============================================================================
PARTNERS' CAPITAL - 100.0%                                       $90,881,000

Sub-Fund investments are non-income producing.


At December 31, 2005, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:

============================================
SECTOR WEIGHTINGS                PERCENTAGE
============================================
Commodity Trading Advisor          5.5%
Converible Bond Arbitrage          1.9
Equity Market Neutral              9.0
Fixed Income Arbitrage             8.6
Global Macro                       9.4
Non-US Equity Hedge               10.8
Relative Value Arbitrage          10.5
Short Bias                         1.7
Special Situations                12.5
Statistical Arbitrage              3.2
US Equity Hedge                    9.3
Cash and Cash Equivalent          17.6
--------------------------------------------
Total                            100.0%

At December 31, 2005, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:

===========================================================
                                              FAIR
COUNTRIES                     COST            VALUE
Bermuda                    $2,469,000      $2,947,000
British Virgin Islands      2,500,000       2,735,000
Cayman Islands              2,250,000       2,391,000
United States              63,057,000      66,830,000
=====================================================
Total                                     $74,903,000

At December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments               $72,632,000
-----------------------------------------------------------
Gross tax appreciation of investments          $6,028,000
Gross tax depreciation of investments          (1,401,000)
-----------------------------------------------------------
Net tax appreciation of investments            $4,627,000
-----------------------------------------------------------



                                   NT ALPHA STRATEGIES FUND  2  QUARTERLY REPORT

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      NT Alpha Strategies Fund

By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)

Date:             February 15, 2006
                  -----------------





         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      NT Alpha Strategies Fund

By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)


Date:             February 15, 2006
                  -----------------


By:               /s/ Stuart N. Schuldt
                  --------------------------------------------
                  Stuart N. Schuldt, Treasurer
                  (Principal Financial and Accounting Officer)


Date:             February 15, 2006
                  -----------------